Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,725,000
Previously Paid Amount	0.00
Total Fee Amount	2,101.30
Total Offset Amount	0.00
Net Fee	2,101.30
Narrative - Max Aggregate Offering Price	$ 13,725,000
Final Prospectus	true